Leases (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Leases (Details) [Line Items]
Lease term			1 year
Lease term renewal	1 year	1 year
Lease cost (in Dollars)	$ 40,103	$ 47,493